Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Useful Life of Intangible Assets with Finite Lives (Detail)	12 Months Ended
Dec. 31, 2012
Trade names and trademarks
Finite Lived Intangible Assets [Line Items]
Weighted Average	16 years
Customer-related intangibles
Finite Lived Intangible Assets [Line Items]
Weighted Average	22 years
Covenants-not-to-compete
Finite Lived Intangible Assets [Line Items]
Weighted Average	5 years
Computer software
Finite Lived Intangible Assets [Line Items]
Weighted Average	4 years
Patents and other
Finite Lived Intangible Assets [Line Items]
Weighted Average	5 years
Minimum | Trade names and trademarks
Finite Lived Intangible Assets [Line Items]
Intangiable estimated useful lives	5 years
Minimum | Customer-related intangibles
Finite Lived Intangible Assets [Line Items]
Intangiable estimated useful lives	6 years
Minimum | Covenants-not-to-compete
Finite Lived Intangible Assets [Line Items]
Intangiable estimated useful lives	2 years
Minimum | Computer software
Finite Lived Intangible Assets [Line Items]
Intangiable estimated useful lives	3 years
Minimum | Patents and other
Finite Lived Intangible Assets [Line Items]
Intangiable estimated useful lives	3 years
Maximum | Trade names and trademarks
Finite Lived Intangible Assets [Line Items]
Intangiable estimated useful lives	20 years
Maximum | Customer-related intangibles
Finite Lived Intangible Assets [Line Items]
Intangiable estimated useful lives	25 years
Maximum | Covenants-not-to-compete
Finite Lived Intangible Assets [Line Items]
Intangiable estimated useful lives	7 years
Maximum | Computer software
Finite Lived Intangible Assets [Line Items]
Intangiable estimated useful lives	7 years
Maximum | Patents and other
Finite Lived Intangible Assets [Line Items]
Intangiable estimated useful lives	10 years